AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

September 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 62.8%
Information Technology – 20.0%
Communications Equipment – 0.7%
Arista Networks, Inc.(a)	1,696	$345,289
Ciena Corp.(a)	224	78,808
Cisco Systems, Inc.	6,245	672,149
F5, Inc.(a)	89	39,621
Lumentum Holdings, Inc.(a)	123	119,465
Motorola Solutions, Inc.	263	117,290
Nokia Oyj	7,961	80,822
Telefonaktiebolaget LM Ericsson - Class B(b)	4,188	38,437

		1,491,881

Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp. – Class A	3,899	328,686
CDW Corp./DE	202	25,888
Celestica, Inc.(a)	193	69,835
Coherent Corp.(a)	294	84,616
Corning, Inc.	1,261	193,891
Fabrinet(a)	57	24,183
Flex Ltd.(a)	581	63,904
Halma PLC	587	27,121
Hexagon AB – Class B	3,290	32,163
Ibiden Co., Ltd.(b)	738	51,744
Jabil, Inc.	166	47,619
Keyence Corp.	299	152,641
Keysight Technologies, Inc.(a)	271	98,655
Kyocera Corp.(b)	1,855	42,957
Murata Manufacturing Co., Ltd.	2,566	127,389
TDK Corp.	3,003	56,959
TE Connectivity PLC	463	97,730
Teledyne Technologies, Inc.(a)	73	44,297
Yokogawa Electric Corp.	346	10,309

		1,580,587

IT Services – 0.7%
Accenture PLC - Class A	970	177,869
Capgemini SE	242	28,512
CGI, Inc.	291	19,783
Cloudflare, Inc. - Class A(a)	497	172,598
Cognizant Technology Solutions Corp. - Class A	751	43,138
CoreWeave, Inc. - Class A(a)	484	42,166
Fujitsu Ltd.	2,688	67,520
Indra Sistemas SA	154	10,065
International Business Machines Corp.	1,489	327,476
MongoDB, Inc.(a)	124	43,228
NEC Corp.	1,946	58,558
Nomura Research Institute Ltd.(b)	578	18,104
Obic Co., Ltd.	507	15,944
Okta, Inc.(a)	263	54,996
Otsuka Corp.(b)	361	8,350
Shopify, Inc. - Class A(a)	1,919	284,408
Snowflake, Inc.(a)	522	177,250
Twilio, Inc. - Class A(a)	228	66,681
VeriSign, Inc.	130	36,661

		1,653,307

Semiconductors & Semiconductor Equipment – 9.3%
Advanced Micro Devices, Inc.(a)	2,584	1,580,788
Advantest Corp.	1,160	256,341
Analog Devices, Inc.	772	306,260
Applied Materials, Inc.	1,258	643,316
ASM International NV	74	73,584
ASML Holding NV	615	1,102,016
Astera Labs, Inc.(a)	217	77,245

Company	Shares	U.S. $ Value
BE Semiconductor Industries NV	113	$24,306
Broadcom, Inc.	7,162	2,515,223
Credo Technology Group Holding Ltd.(a)	266	51,814
Disco Corp.	138	50,601
Entegris, Inc.	242	37,282
First Solar, Inc.(a)	162	28,376
Infineon Technologies AG	2,069	137,773
Intel Corp.(a)	6,968	837,763
Kioxia Holdings Corp.(a)	1,824	208,850
KLA Corp.	2,070	403,505
Kokusai Electric Corp.	349	21,190
Lam Research Corp.	1,982	651,107
Lasertec Corp.	123	32,344
Marvell Technology, Inc.	1,353	357,476
Microchip Technology, Inc.	860	66,882
Micron Technology, Inc.	1,790	1,906,547
Monolithic Power Systems, Inc.	74	99,694
Nova Ltd.(a)	50	18,605
NVIDIA Corp.	36,429	8,319,655
NXP Semiconductors NV	400	95,012
ON Semiconductor Corp.(a)	617	47,429
Qnity Electronics, Inc.	332	41,746
QUALCOMM, Inc.	1,670	307,347
Renesas Electronics Corp.	2,742	60,310
SCREEN Holdings Co., Ltd.(b)	242	22,389
STMicroelectronics NV	1,001	52,366
Teradyne, Inc.	248	99,426
Texas Instruments, Inc.	1,442	403,890
Tokyo Electron Ltd.	3,525	265,204
Tower Semiconductor Ltd.(a)	177	40,742

		21,244,404

Software – 4.4%
Adobe, Inc.(a)	630	151,162
Atlassian Corp. - Class A(a)	253	45,360
Autodesk, Inc.(a)	334	69,806
Cadence Design Systems, Inc.(a)	437	144,291
Check Point Software Technologies Ltd.(a)	124	15,915
Circle Internet Group, Inc.(a)(b)	264	21,693
Constellation Software, Inc./Canada	32	65,089
Crowdstrike Holdings, Inc. - Class A(a)	1,573	416,452
Dassault Systemes SE	1,063	24,521
Datadog, Inc. - Class A(a)	498	136,377
Fair Isaac Corp.(a)	36	21,329
Fortinet, Inc.(a)	987	176,436
Gen Digital, Inc.	835	18,387
Intuit, Inc.	433	119,382
IREN Ltd.(a)	552	22,566
Microsoft Corp.	11,182	5,735,248
Nebius Group NV(a)	320	75,482
Nemetschek SE	92	6,271
Oracle Corp.	2,739	376,065
Palantir Technologies, Inc. - Class A(a)	3,456	646,445
Palo Alto Networks, Inc.(a)	1,291	512,927
PTC, Inc.(a)	183	25,675
Roper Technologies, Inc.	160	55,906
Sage Group PLC (The)	1,433	18,371
Salesforce, Inc.	1,265	290,406
Samsara, Inc. - Class A(a)	568	21,658
SAP SE	1,606	335,542
ServiceNow, Inc.(a)	1,634	218,972
Strategy, Inc.(a)(b)	414	63,379
Synopsys, Inc.(a)	288	125,263
WiseTech Global Ltd.(b)	306	6,854
Workday, Inc. - Class A(a)	318	60,566
Xero Ltd.(a)	257	10,130
Zoom Communications, Inc.(a)	377	34,220
Zscaler, Inc.(a)	167	33,303

		10,101,449

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 4.2%
Apple, Inc.	23,273	$ 7,750,374
Canon, Inc.(b)	1,268	37,098
Dell Technologies, Inc. - Class C	476	256,064
Everpure, Inc. - Class A(a)	500	65,390
FUJIFILM Holdings Corp.	1,760	37,243
Hewlett Packard Enterprise Co.	2,098	134,041
HP, Inc.	1,449	45,325
Logitech International SA (REG)	292	29,355
NetApp, Inc.	311	65,335
Sandisk Corp.(a)	235	408,874
Seagate Technology Holdings PLC	350	322,819
Super Micro Computer, Inc.(a)	897	36,840
Western Digital Corp.	546	248,135

		9,436,893

		45,508,521

Financials – 9.9%
Banks – 4.5%
ABN AMRO Bank NV	978	47,419
AIB Group PLC	3,313	42,999
ANZ Group Holdings Ltd.	4,779	126,753
Banca Monte dei Paschi di Siena SpA	3,009	39,850
Banco Bilbao Vizcaya Argentaria SA	8,844	246,545
Banco BPM SpA	1,561	27,990
Banco Comercial Portugues SA	12,902	17,661
Banco de Sabadell SA	7,358	30,258
Banco Santander SA(b)	22,613	313,498
Bank Hapoalim BM	2,072	51,478
Bank Leumi Le-Israel BM	2,332	55,916
Bank of America Corp.	10,286	559,867
Bank of Ireland Group PLC	1,497	33,400
Bank of Montreal(b)	1,082	180,925
Bank of Nova Scotia (The)	1,941	176,499
Bankinter SA	997	18,274
Banque Cantonale Vaudoise (REG)(b)	58	8,762
Barclays PLC	21,402	129,329
BAWAG Group AG(c)	116	23,387
BNP Paribas SA	1,571	167,879
BOC Hong Kong Holdings Ltd. - Class H	5,864	38,845
BPER Banca SpA	2,231	35,589
CaixaBank SA	5,527	78,478
Canadian Imperial Bank of Commerce(b)	1,446	159,246
Chiba Bank Ltd. (The)	860	15,551
Citigroup, Inc.	2,703	349,984
Citizens Financial Group, Inc.	670	42,719
Commerzbank AG	938	42,537
Commonwealth Bank of Australia	2,652	277,379
Credit Agricole SA	1,438	28,464
Danske Bank A/S	970	54,761
DBS Group Holdings Ltd.	3,267	197,804
DNB Bank ASA	1,256	41,087
Erste Group Bank AG	488	66,640
Fifth Third Bancorp	1,436	72,633
FinecoBank Banca Fineco SpA	970	24,211
First Citizens BancShares, Inc./NC - Class A	12	24,722
HSBC Holdings PLC	27,228	537,990
Huntington Bancshares, Inc./OH	3,212	49,015
ING Groep NV	4,553	161,621
Intesa Sanpaolo SpA	22,415	167,628
Israel Discount Bank Ltd. - Class A	1,939	21,721
Japan Post Bank Co., Ltd.	2,833	62,907
JPMorgan Chase & Co.	4,212	1,393,456
KBC Group NV	364	53,592
KeyCorp	1,454	29,182
Lloyds Banking Group PLC	92,181	129,962

Company	Shares	U.S. $ Value

M&T Bank Corp.	230	$50,048
Mitsubishi UFJ Financial Group, Inc.	16,924	393,480
Mizrahi Tefahot Bank Ltd.	247	18,449
Mizuho Financial Group, Inc.	3,677	203,898
National Australia Bank Ltd.	4,940	133,489
National Bank of Canada	611	87,201
NatWest Group PLC	12,618	114,712
Nordea Bank Abp	4,853	95,803
Oversea-Chinese Banking Corp., Ltd.	5,187	129,630
Pinnacle Financial Partners, Inc.	239	22,373
PNC Financial Services Group, Inc. (The)	632	140,468
Raiffeisen Bank International AG	208	14,487
Regions Financial Corp.	1,352	36,342
Resona Holdings, Inc.	3,290	52,698
Royal Bank of Canada	2,197	432,160
Skandinaviska Enskilda Banken AB	2,253	52,251
Societe Generale SA	1,003	78,398
Standard Chartered PLC	2,777	84,122
Sumitomo Mitsui Financial Group, Inc.	11,524	253,874
Sumitomo Mitsui Trust Group, Inc.	3,986	44,916
Svenska Handelsbanken AB - Class A	2,157	33,211
Swedbank AB - Class A	1,300	52,754
Toronto-Dominion Bank (The)	2,618	307,817
Truist Financial Corp.	1,936	89,637
UniCredit SpA	2,150	200,893
United Overseas Bank Ltd.	1,911	63,909
US Bancorp	2,468	142,552
Wells Fargo & Co.	4,799	384,160
Westpac Banking Corp.	5,420	131,591
Yokohama Financial Group, Inc.	1,542	18,821

		10,320,557

Capital Markets – 1.9%
3i Group PLC	1,522	52,582
Ameriprise Financial, Inc.	142	69,914
Amundi SA	98	10,089
Ares Management Corp. - Class A(b)	334	38,801
ASX Ltd.	310	12,592
Bank of New York Mellon Corp. (The)	1,075	155,477
Blackrock, Inc.	233	246,582
Blackstone, Inc.	1,177	131,930
Brookfield Asset Management Ltd. - Class A(b)	519	23,161
Brookfield Corp.	3,138	114,482
Carlyle Group, Inc. (The)(b)	414	16,419
Cboe Global Markets, Inc.	166	45,698
Charles Schwab Corp. (The)	2,618	255,883
CME Group, Inc.	574	150,376
Coinbase Global, Inc. - Class A(a)	335	62,447
CVC Capital Partners PLC(b)(c)	348	4,916
Daiwa Securities Group, Inc.	1,989	22,832
Deutsche Bank AG (REG)	2,725	97,527
Deutsche Boerse AG	288	93,299
EQT AB	680	19,409
Euronext NV(c)	123	22,100
Futu Holdings Ltd. (ADR)(b)	70	7,738
Goldman Sachs Group, Inc. (The)	467	420,468
Hong Kong Exchanges & Clearing Ltd. - Class H	1,908	93,630
IGM Financial, Inc.(b)	119	6,957
Interactive Brokers Group, Inc. - Class A	671	57,317
Intercontinental Exchange, Inc.	896	136,219
Japan Exchange Group, Inc.	1,553	22,544
Julius Baer Group Ltd.	394	34,814
KKR & Co., Inc.	996	90,935
London Stock Exchange Group PLC	696	74,999
LPL Financial Holdings, Inc.	127	38,837
Macquarie Group Ltd.	577	97,987

Company	Shares	U.S. $ Value

Moody’s Corp.	235	$106,721
Morgan Stanley	1,868	351,333
MSCI, Inc.	112	60,330
Nasdaq, Inc.	717	65,971
Nomura Holdings, Inc.	4,649	45,526
Northern Trust Corp.	279	47,251
Partners Group Holding AG	39	27,913
Raymond James Financial, Inc.	278	43,930
Robinhood Markets, Inc. - Class A(a)	1,191	133,987
S&P Global, Inc.	480	189,346
SBI Holdings, Inc.(b)	838	16,803
Schroders PLC	1,276	9,952
Singapore Exchange Ltd.	1,274	22,497
State Street Corp.	439	76,645
T. Rowe Price Group, Inc.	340	35,377
TMX Group Ltd.	437	16,044
Tradeweb Markets, Inc. - Class A	184	18,555
UBS Group AG (REG)(a)	4,957	237,262

		4,234,404

Consumer Finance – 0.2%
American Express Co.	838	254,836
Capital One Financial Corp.	927	178,976
SoFi Technologies, Inc.(a)(b)	2,033	31,958
Synchrony Financial	533	37,827

		503,597

Financial Services – 1.6%
Adyen NV(a)	43	42,252
Affirm Holdings, Inc.(a)	443	30,669
Apollo Global Management, Inc.	662	76,832
Banca Mediolanum SpA	325	8,783
Berkshire Hathaway, Inc. - Class B(a)	2,235	1,112,918
Block, Inc.(a)	814	59,853
Corebridge Financial, Inc.	406	13,447
Corpay, Inc.(a)	98	38,083
EXOR NV(d)	140	10,886
Fidelity National Information Services, Inc.	819	26,945
Fiserv, Inc.(a)	845	38,177
Global Payments, Inc.	368	30,055
Groupe Bruxelles Lambert NV	113	9,080
Industrivarden AB - Class A	167	8,888
Industrivarden AB - Class C(b)	254	13,365
Infratil Ltd.	1,429	11,380
Investor AB - Class B	2,743	110,713
L E Lundbergforetagen AB - Class B	114	6,574
M&G PLC	3,532	14,950
Mastercard, Inc. - Class A	1,285	708,639
Mitsubishi HC Capital, Inc.(b)	1,395	11,872
ORIX Corp.	1,737	65,507
PayPal Holdings, Inc.	1,328	69,760
Poste Italiane SpA	724	20,733
Rocket Cos., Inc. - Class A(a)(b)	1,437	16,540
Sofina SA(b)	25	6,870
Toast, Inc. - Class A(a)(b)	777	22,525
Visa, Inc. - Class A	2,630	945,038
Washington H Soul Pattinson & Co., Ltd.	542	17,938
Wise Group PLC - Class A(a)	1,137	12,981

		3,562,253

Insurance – 1.7%
Admiral Group PLC	413	19,784
Aegon Ltd.	1,932	16,805
Aflac, Inc.	726	81,152
Ageas SA/NV	229	19,101
AIA Group Ltd. - Class H	16,395	152,102
Allianz SE (REG)	603	283,809
Allstate Corp. (The)	408	90,519

Company	Shares	U.S. $ Value

American International Group, Inc.	840	$62,513
Aon PLC - Class A	321	88,843
Arch Capital Group Ltd.(a)	540	49,874
Arthur J Gallagher & Co.	407	92,841
ASR Nederland NV	249	20,287
Aviva PLC	4,756	43,151
AXA SA	2,485	119,518
Brown & Brown, Inc.	457	27,831
Chubb Ltd.	553	179,863
Cincinnati Financial Corp.	245	39,046
Daiichi Life Group, Inc.	5,453	64,843
Everest Group Ltd.	63	23,006
Fairfax Financial Holdings Ltd.	30	46,778
Fidelity National Financial, Inc.	395	15,267
Generali(b)	1,155	55,803
Gjensidige Forsikring ASA	317	8,505
Great-West Lifeco, Inc.	394	24,881
Hannover Rueck SE	96	27,410
Harel Insurance Investments & Financial Services Ltd.	187	12,226
Hartford Insurance Group, Inc. (The)	434	53,104
Helvetia Baloise Holding AG	150	36,782
iA Financial Corp., Inc.	140	19,968
Insurance Australia Group Ltd.	3,519	19,404
Intact Financial Corp.	280	48,368
Japan Post Holdings Co., Ltd.	2,447	39,282
Japan Post Insurance Co., Ltd.(b)	816	9,199
Legal & General Group PLC	8,107	31,236
Loews Corp.	269	28,092
Manulife Financial Corp.	2,633	112,191
Mapfre SA	1,464	6,988
Markel Group, Inc.(a)	20	34,249
Marsh & McLennan Cos., Inc.	763	130,267
Medibank Pvt. Ltd.	4,364	13,973
MetLife, Inc.	867	81,637
MS&AD Insurance Group Holdings, Inc.(b)	1,892	58,805
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	201	114,096
NN Group NV	417	36,717
Phoenix Financial Ltd.	359	21,226
Power Corp. of Canada(b)	843	53,329
Principal Financial Group, Inc.	342	38,290
Progressive Corp. (The)	926	191,969
Prudential Financial, Inc.	550	62,469
Prudential PLC	3,972	48,752
QBE Insurance Group Ltd.	2,367	38,423
Sampo Oyj - Class A	3,786	37,426
Sompo Holdings, Inc.	1,295	54,430
Standard Life PLC	1,117	13,041
Sun Life Financial, Inc.	883	68,821
Suncorp Group Ltd.	1,680	23,299
Swiss Re AG	572	94,557
T&D Holdings, Inc.(b)	696	21,494
Talanx AG	94	12,479
Tokio Marine Holdings, Inc.(b)	42,525	144,815
Travelers Cos., Inc. (The)	330	117,648
Tryg A/S	476	10,117
Unipol Assicurazioni SpA	586	17,724
W R Berkley Corp.	339	22,896
Willis Towers Watson PLC	150	43,234
Zurich Insurance Group AG	280	189,171

		3,865,726

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Annaly Capital Management, Inc.	1,161	21,931

		22,508,468

Company	Shares	U.S. $ Value

Industrials – 6.8%
Aerospace & Defense – 1.5%
Airbus SE	942	$201,914
ATI, Inc.(a)	211	39,964
Axon Enterprise, Inc.(a)	121	51,125
BAE Systems PLC	4,643	120,169
Boeing Co. (The)(a)	1,187	220,841
Bombardier, Inc. - Class B(a)	133	29,415
CAE, Inc.(a)(b)	459	11,040
Carpenter Technology Corp.	77	29,939
Curtiss-Wright Corp.	59	32,085
Dassault Aviation SA	26	8,329
Elbit Systems Ltd.	45	30,129
FTAI Aviation Ltd.	158	26,391
General Dynamics Corp.	364	120,786
General Electric Co.	1,644	513,405
HEICO Corp.	68	20,616
HEICO Corp. - Class A	121	27,628
Hensoldt AG	96	8,255
Honeywell Aerospace, Inc.(a)	502	77,795
Howmet Aerospace, Inc.	634	143,398
Kongsberg Gruppen ASA	662	22,000
L3Harris Technologies, Inc.	295	69,850
Leonardo SpA	641	35,463
Lockheed Martin Corp.	329	167,543
Melrose Industries PLC	1,975	12,382
MTU Aero Engines AG	85	35,763
Northrop Grumman Corp.	214	103,465
Rheinmetall AG	74	79,594
Rocket Lab Corp.(a)	853	59,437
Rolls-Royce Holdings PLC	13,222	255,353
RTX Corp.	2,134	396,177
Saab AB - Class B(b)	508	31,349
Safran SA	547	205,803
Singapore Technologies Engineering Ltd.	2,474	21,089
Textron, Inc.	276	21,031
Thales SA	147	37,276
TransDigm Group, Inc.	89	96,351

		3,363,150

Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	187	27,669
DHL AG	1,458	93,585
DSV A/S	305	53,772
Expeditors International of Washington, Inc.	207	38,220
FedEx Corp.	347	98,926
United Parcel Service, Inc. - Class B	1,183	110,540

		422,712

Building Products – 0.3%
AGC, Inc.	301	10,987
Assa Abloy AB - Class B	1,546	54,699
Belimo Holding AG (REG)	17	16,396
Carrier Global Corp.	1,184	64,954
Cie de Saint-Gobain SA	706	54,803
Daikin Industries Ltd.(b)	395	52,879
Geberit AG (REG)	65	42,283
Johnson Controls International PLC	967	143,745
Kingspan Group PLC	243	27,933
Lennox International, Inc.	50	17,751
Masco Corp.	320	21,568
Nibe Industrier AB - Class B	2,260	10,160
Trane Technologies PLC	350	158,193

		676,351

Commercial Services & Supplies – 0.3%
Brambles Ltd.	2,116	28,604
Cintas Corp.	539	105,137

Company	Shares	U.S. $ Value

Copart, Inc.(a)	1,357	$37,019
Dai Nippon Printing Co., Ltd.	575	10,784
Element Fleet Management Corp.(b)	624	9,931
GFL Environmental, Inc.(b)	400	16,712
RB Global, Inc.(b)	295	24,027
Rentokil Initial PLC	4,003	15,717
Republic Services, Inc.	317	66,529
Rollins, Inc.	458	13,795
Secom Co., Ltd.	628	24,622
Securitas AB - Class B	758	11,650
TOPPAN Holdings, Inc.	700	10,516
Veralto Corp.	389	36,690
Verisure PLC(b)	401	3,671
Waste Connections, Inc.	403	62,034
Waste Management, Inc.	636	129,693

		607,131

Construction & Engineering – 0.3%
ACS Actividades de Construccion y Servicios SA	290	29,726
AtkinsRealis Group, Inc.(b)	255	15,521
Bouygues SA	354	16,631
Comfort Systems USA, Inc.	56	92,629
Eiffage SA	109	12,319
EMCOR Group, Inc.	70	52,814
Ferrovial NV	751	40,250
HOCHTIEF AG	23	10,025
Kajima Corp.	628	19,726
MasTec, Inc.(a)	97	20,721
Obayashi Corp.	987	18,856
Quanta Services, Inc.	238	152,917
Shimizu Corp.(b)	767	10,441
Skanska AB - Class B	523	14,385
Stantec, Inc.(b)	178	12,000
Taisei Corp.	226	17,695
Vinci SA	744	89,870
WSP Global, Inc.	214	26,201

		652,727

Electrical Equipment – 1.1%
ABB Ltd. (REG)	3,001	283,867
AMETEK, Inc.	363	89,926
Bloom Energy Corp. - Class A(a)	428	118,548
Eaton Corp. PLC	615	264,272
Emerson Electric Co.	887	137,574
Fuji Electric Co., Ltd.	213	18,874
Fujikura Ltd.	2,391	79,235
Furukawa Electric Co., Ltd.	1,036	25,332
GE Vernova, Inc.	426	404,909
Hubbell, Inc.	84	38,102
Legrand SA	405	64,693
Mitsubishi Electric Corp.	3,014	99,847
NIDEC Corp.(a)	1,323	19,804
nVent Electric PLC	256	41,055
Prysmian SpA	442	61,588
Rockwell Automation, Inc.	176	76,618
Schneider Electric SE	871	285,779
Siemens Energy AG	1,228	197,684
Vertiv Holdings Co. - Class A	578	139,477
Vestas Wind Systems A/S	1,538	45,590

		2,492,774

Ground Transportation – 0.5%
Ayvens SA(c)	528	5,653
Canadian National Railway Co.	819	97,487
Canadian Pacific Kansas City Ltd.	1,406	119,739
Central Japan Railway Co.	1,190	27,946
CSX Corp.	2,944	136,925
East Japan Railway Co.	1,528	32,364

Company	Shares	U.S. $ Value

Fedex Freight Holding Co., Inc.(a)	178	$19,470
Grab Holdings Ltd. - Class A(a)	3,769	11,722
Hankyu Hanshin Holdings, Inc.(b)	359	9,993
JB Hunt Transport Services, Inc.	116	25,990
MTR Corp., Ltd. - Class H(b)	2,466	10,144
Norfolk Southern Corp.	356	110,004
Old Dominion Freight Line, Inc.	297	51,631
TFI International, Inc.(b)	124	14,870
Uber Technologies, Inc.(a)	2,822	193,335
Union Pacific Corp.	941	256,074
West Japan Railway Co.(b)	650	12,147
XPO, Inc.(a)	181	31,852

		1,167,346

Industrial Conglomerates – 0.4%
3M Co.	826	135,588
CK Hutchison Holdings Ltd. - Class H	4,248	36,869
DuPont de Nemours, Inc.	214	27,796
Hikari Tsushin, Inc.	28	6,513
Hitachi Ltd.	7,007	242,534
Honeywell International, Inc.	502	105,892
Jardine Matheson Holdings Ltd.	256	13,636
Keppel Ltd.(b)	2,236	19,670
Lifco AB - Class B(b)	336	10,649
Siemens AG (REG)	1,146	355,263
Swire Pacific Ltd. - Class H	555	7,267

		961,677

Machinery – 1.2%
Alfa Laval AB	458	25,492
Alstom SA(a)	550	9,275
Atlas Copco AB - Class A	3,990	81,646
Atlas Copco AB - Class B	2,350	41,602
Caterpillar, Inc.	730	591,877
Cummins, Inc.	219	113,129
Daifuku Co., Ltd.	497	18,088
Daimler Truck Holding AG	728	34,274
Deere & Co.	385	258,547
Dover Corp.	213	39,842
Ebara Corp.(b)	725	21,626
Epiroc AB - Class A	979	25,604
Epiroc AB - Class B	602	13,249
FANUC Corp.	1,479	55,923
Fortive Corp.	447	24,500
GEA Group AG	232	17,377
IDEX Corp.	117	26,674
IHI Corp.(b)	1,544	26,376
Illinois Tool Works, Inc.	433	111,402
Indutrade AB	433	11,069
Ingersoll Rand, Inc.	620	46,568
Kawasaki Heavy Industries Ltd.	1,164	17,443
Knorr-Bremse AG	102	11,817
Komatsu Ltd.	1,364	65,399
Kone Oyj - Class B	503	29,124
Kubota Corp.	1,443	25,299
Makita Corp.(b)	344	11,617
Metso Oyj	1,018	19,466
Minebea Mitsumi, Inc.	524	12,483
Mitsubishi Heavy Industries Ltd.	5,078	123,668
Nordson Corp.	84	27,539
Otis Worldwide Corp.	608	39,106
PACCAR, Inc.	834	91,581
Parker - Hannifin Corp.	200	191,084
Rational AG	8	5,138
Sandvik AB	1,640	61,134
Schindler Holding AG	78	24,268
SKF AB - Class B	541	14,607

Company	Shares	U.S. $ Value

SMC Corp.	86	$39,154
Smiths Group PLC	472	17,580
Snap-on, Inc.	82	29,795
Spirax Group PLC	117	11,184
Techtronic Industries Co., Ltd. - Class H	2,245	36,638
Trelleborg AB - Class B(b)	303	13,504
VAT Group AG(c)	52	42,046
Volvo AB - Class B	2,461	78,985
Wartsila Oyj Abp	774	24,463
Westinghouse Air Brake Technologies Corp.	269	77,251
Xylem, Inc./NY	377	38,179
Yangzijiang Shipbuilding Holdings Ltd.	4,093	16,382

		2,790,074

Marine Transportation – 0.1%
AP Moller - Maersk A/S - Class A	4	13,810
AP Moller - Maersk A/S - Class B	5	17,912
Kawasaki Kisen Kaisha Ltd.(b)	557	11,774
Kuehne & Nagel International AG (REG)	92	24,158
Mitsui OSK Lines Ltd.(b)	532	23,970
Nippon Yusen KK(b)	594	27,214
SITC International Holdings Co., Ltd. - Class H	2,148	13,103

		131,941

Passenger Airlines – 0.0%
ANA Holdings, Inc.	256	4,868
Delta Air Lines, Inc.	261	21,783
Deutsche Lufthansa AG (REG)	950	8,208
International Consolidated Airlines Group SA	1,827	10,519
Qantas Airways Ltd.	1,175	7,409
Ryanair Holdings PLC	658	17,391
Singapore Airlines Ltd.	2,376	12,505
United Airlines Holdings, Inc.(a)	129	14,313

		96,996

Professional Services – 0.4%
Automatic Data Processing, Inc.	633	163,352
Broadridge Financial Solutions, Inc.	183	29,481
Bureau Veritas SA	503	15,248
Computershare Ltd.	825	23,291
Equifax, Inc.	189	25,938
Experian PLC	1,407	45,824
Intertek Group PLC(a)	244	18,941
Jacobs Solutions, Inc.	187	25,295
Leidos Holdings, Inc.	189	23,026
Paychex, Inc.	507	49,940
Recruit Holdings Co., Ltd.	2,100	223,371
RELX PLC	2,776	91,680
SGS SA (REG)	317	36,050
SS&C Technologies Holdings, Inc.	334	25,741
Thomson Reuters Corp.(b)	207	20,142
TransUnion(b)	305	18,642
Verisk Analytics, Inc.	208	34,913
Wolters Kluwer NV	359	27,484

		898,359

Trading Companies & Distributors – 0.5%
AddTech AB - Class B	412	14,004
AerCap Holdings NV	248	35,593
Beijer Ref AB (null)(b)	686	10,178
Brenntag SE	183	12,241
Bunzl PLC	514	17,786
Diploma PLC	213	21,727
Fastenal Co.	1,818	90,046
Ferguson Enterprises, Inc.	307	68,344
ITOCHU Corp.	9,067	126,331
Marubeni Corp.	2,171	66,251
Mitsubishi Corp.	4,851	146,643

Company	Shares	U.S. $ Value

Mitsui & Co., Ltd.	3,745	$117,511
Rexel SA	353	14,030
SGH Ltd.(b)	322	8,341
Sumitomo Corp.(b)	6,439	71,415
Sunbelt Rentals Holdings, Inc.	649	47,513
Toromont Industries Ltd.(b)	129	20,574
Toyota Tsusho Corp.	1,010	46,243
United Rentals, Inc.	99	99,077
Watsco, Inc.(b)	55	16,648
WW Grainger, Inc.	69	85,958

		1,136,454

Transportation Infrastructure – 0.0%
Aena SME SA	1,188	34,398
Aeroports de Paris SA	51	6,187
Auckland International Airport Ltd.	2,694	12,712
Getlink SE	392	8,172
Transurban Group	4,944	45,347

		106,816

		15,504,508

Health Care – 5.8%
Biotechnology – 1.1%
AbbVie, Inc.	2,800	732,452
Abivax SA(a)	104	10,265
Alnylam Pharmaceuticals, Inc.(a)	212	52,309
Amgen, Inc.	855	360,391
Argenx SE(a)	99	94,947
Biogen, Inc.(a)	234	52,856
CSL Ltd.	759	96,917
Genmab A/S(a)	94	33,251
Gilead Sciences, Inc.	1,967	293,181
Incyte Corp.(a)	269	32,643
Insmed, Inc.(a)	335	38,237
Natera, Inc.(a)	216	89,275
Neurocrine Biosciences, Inc.(a)	151	21,418
Regeneron Pharmaceuticals, Inc.	163	123,598
Revolution Medicines, Inc.(a)	269	55,215
Roivant Sciences Ltd.(a)	826	30,207
Swedish Orphan Biovitrum AB(a)	283	12,390
United Therapeutics Corp.(a)	61	33,055
Vertex Pharmaceuticals, Inc.(a)	402	210,170

		2,372,777

Health Care Equipment & Supplies – 0.8%
Abbott Laboratories	2,760	272,771
Becton Dickinson & Co.	437	78,223
BioMerieux	61	5,354
Boston Scientific Corp.(a)	2,355	102,796
Coloplast A/S - Class B	200	12,614
Cooper Cos., Inc. (The)(a)	309	17,468
Demant A/S(a)	134	6,278
Dexcom, Inc.(a)	611	52,723
Edwards Lifesciences Corp.(a)	912	78,724
EssilorLuxottica SA	460	75,763
Fisher & Paykel Healthcare Corp., Ltd.	931	24,116
GE HealthCare Technologies, Inc.	721	47,132
Hoya Corp.	531	79,554
IDEXX Laboratories, Inc.(a)	125	65,274
Intuitive Surgical, Inc.(a)	561	228,119
Koninklijke Philips NV	1,246	30,308
Medline, Inc. - Class A(a)	589	20,438
Medtronic PLC	2,028	174,996
Olympus Corp.	1,678	21,390
ResMed, Inc.	229	50,632
Siemens Healthineers AG	536	22,927
Smith & Nephew PLC	1,200	15,935
Sonova Holding AG (REG)	97	29,004

Company	Shares	U.S. $ Value

STERIS PLC	154	$32,342
Straumann Holding AG (REG)	214	23,242
Stryker Corp.	547	150,638
Terumo Corp.	2,111	30,279
Zimmer Biomet Holdings, Inc.	307	27,271

		1,776,311

Health Care Providers & Services – 0.7%
Cardinal Health, Inc.	371	82,548
Cencora, Inc.	293	87,973
Centene Corp.(a)	782	48,578
Cigna Group (The)	419	113,897
CVS Health Corp.	2,022	173,265
Elevance Health, Inc.	344	133,754
Fresenius Medical Care AG	287	12,847
Fresenius SE & Co. KGaA	669	33,732
HCA Healthcare, Inc.	246	104,978
Humana, Inc.	190	72,498
Labcorp Holdings, Inc.	130	40,054
McKesson Corp.	186	158,809
Quest Diagnostics, Inc.	175	40,787
Sigma Healthcare Ltd.	8,231	14,771
UnitedHealth Group, Inc.	1,439	528,228

		1,646,719

Health Care Technology – 0.0%
Pro Medicus Ltd.(b)	91	10,315
Veeva Systems, Inc. - Class A(a)	232	66,224

		76,539

Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	448	77,195
Danaher Corp.	1,009	223,544
Eurofins Scientific SE	174	14,656
Illumina, Inc.(a)	234	64,041
IQVIA Holdings, Inc.(a)	264	70,976
Lonza Group AG (REG)(a)	134	91,654
Mettler-Toledo International, Inc.(a)	32	48,350
QIAGEN NV	327	14,210
Sartorius AG (Preference Shares)	40	11,630
Sartorius Stedim Biotech	46	10,977
Thermo Fisher Scientific, Inc.	589	397,604
Waters Corp.(a)	156	68,545
West Pharmaceutical Services, Inc.	112	41,525

		1,134,907

Pharmaceuticals – 2.7%
Astellas Pharma, Inc.	2,724	39,823
AstraZeneca PLC	2,396	386,887
Bayer AG (REG)	1,557	84,050
Bristol-Myers Squibb Co.	3,236	201,926
Chugai Pharmaceutical Co., Ltd.	1,064	41,584
Daiichi Sankyo Co., Ltd.	2,657	47,069
Eisai Co., Ltd.(b)	416	12,790
Eli Lilly & Co.	1,268	1,467,177
Financiere de Tubize SA(b)	32	6,256
GSK PLC	6,410	154,693
Haleon PLC	13,958	62,247
Ipsen SA	53	8,494
Johnson & Johnson	3,814	1,009,718
Kyowa Kirin Co., Ltd.	375	5,419
Merck & Co., Inc.	3,914	568,743
Merck KGaA	205	31,810
Novartis AG (REG)	3,097	441,534
Novo Nordisk A/S - Class B	5,103	193,225
Orion Oyj - Class B	174	16,281
Otsuka Holdings Co., Ltd.	667	48,904
Pfizer, Inc.	9,031	257,564

Company	Shares	U.S. $ Value

Recordati Industria Chimica e Farmaceutica SpA	133	$7,909
Roche Holding AG	1,148	477,052
Roche Holding AG (BR)(a)	61	26,213
Royalty Pharma PLC - Class A	650	37,934
Sandoz Group AG	530	44,581
Sanofi SA	1,731	142,672
Shionogi & Co., Ltd.	1,198	21,694
Takeda Pharmaceutical Co., Ltd.	2,539	92,872
Teva Pharmaceutical Industries Ltd.(a)	1,845	73,062
UCB SA	193	44,533
Zoetis, Inc.	664	46,367

		6,101,083

		13,108,336

Consumer Discretionary – 5.3%
Automobile Components – 0.1%
Aisin Corp.	719	10,093
Bridgestone Corp.	1,691	41,477
Cie Generale des Etablissements Michelin SCA	981	37,510
Continental AG	174	13,170
Denso Corp.	2,537	29,538
Magna International, Inc.(b)	403	25,672
Sumitomo Electric Industries Ltd.	4,529	66,885

		224,345

Automobiles – 1.1%
Bayerische Motoren Werke AG	512	32,122
Dr. Ing. h.c. F. Porsche AG (Preference Shares)(c)	173	8,918
Ferrari NV	192	75,355
Ford Motor Co.	6,202	74,796
General Motors Co.	1,429	110,033
Honda Motor Co., Ltd.	5,746	60,920
Isuzu Motors Ltd.(b)	819	10,904
Mercedes-Benz Group AG	1,068	48,989
Nissan Motor Co., Ltd.(a)(b)	3,678	6,897
Porsche Automobil Holding SE (Preference Shares)	243	7,050
Renault SA	293	8,610
Rivian Automotive, Inc. - Class A(a)	1,487	22,216
Stellantis NV(a)(b)	3,214	14,172
Subaru Corp.	824	13,201
Suzuki Motor Corp.	2,490	31,399
Tesla, Inc.(a)	4,533	1,608,354
Toyota Motor Corp.	15,032	275,414
Volkswagen AG (Preference Shares)	327	26,012
Yamaha Motor Co., Ltd.	1,412	16,156

		2,451,518

Broadline Retail – 1.9%
Amazon.com, Inc.(a)	15,341	3,822,210
Canadian Tire Corp., Ltd. - Class A(b)	76	10,305
Dollarama, Inc.	429	55,466
eBay, Inc.	598	63,418
MercadoLibre, Inc.(a)	72	124,454
Next PLC	180	35,201
Pan Pacific International Holdings Corp.	3,021	13,675
Prosus NV(a)(b)	1,906	76,264
Rakuten Group, Inc.(a)	2,245	9,805
Ryohin Keikaku Co., Ltd.	801	21,255
Sea Ltd. (ADR)(a)	590	57,442
Wesfarmers Ltd.	1,799	95,319

		4,384,814

Distributors – 0.0%
D’ieteren Group	34	6,281
Genuine Parts Co.	218	27,411

		33,692

Company	Shares	U.S. $ Value

Diversified Consumer Services – 0.0%
Pearson PLC	738	$11,862

Hotels, Restaurants & Leisure – 0.8%
Accor SA	299	15,422
Airbnb, Inc. - Class A(a)	662	106,350
Amadeus IT Group SA	667	38,957
Aristocrat Leisure Ltd.	855	35,187
Booking Holdings, Inc.	1,228	200,054
Carnival Corp., Ltd.	2,007	49,252
Chipotle Mexican Grill, Inc.(a)	2,033	64,954
Compass Group PLC	2,694	79,436
Darden Restaurants, Inc.	181	34,978
Delivery Hero SE(a)	273	11,147
DoorDash, Inc. - Class A(a)	587	107,744
Evolution AB(a)(c)	174	13,564
Expedia Group, Inc.	181	47,668
Flutter Entertainment PLC(a)(b)	220	16,399
Galaxy Entertainment Group Ltd. - Class H	3,123	12,528
Hilton Worldwide Holdings, Inc.	361	114,841
Hyatt Hotels Corp. - Class A(b)	62	9,831
InterContinental Hotels Group PLC	224	35,931
Las Vegas Sands Corp.	446	16,863
Lottery Corp., Ltd. (The)	3,527	11,905
Marriott International, Inc./MD - Class A	345	122,706
McDonald’s Corp.	1,126	260,038
Oriental Land Co., Ltd./Japan(b)	1,712	31,573
Restaurant Brands International, Inc.(b)	512	36,433
Royal Caribbean Cruises Ltd.	404	107,407
Sands China Ltd. - Class H	3,847	5,773
Sodexo SA	123	7,729
Starbucks Corp.	1,806	169,692
Yum! Brands, Inc.	437	59,581
Zensho Holdings Co., Ltd.(b)	146	9,916

		1,833,859

Household Durables – 0.3%
DR Horton, Inc.	404	55,207
Garmin Ltd.	260	74,578
Lennar Corp. - Class A	317	25,864
NVR, Inc.(a)	4	24,618
Panasonic Holdings Corp.	3,695	105,659
PulteGroup, Inc.	302	35,050
Sekisui House Ltd.	929	19,762
SharkNinja, Inc.(a)(b)	135	24,316
Sony Group Corp.	9,216	218,741

		583,795

Leisure Products – 0.0%
Bandai Namco Holdings, Inc.	792	28,780
Shimano, Inc.	110	12,375

		41,155

Specialty Retail – 0.8%
AutoZone, Inc.(a)	26	73,581
Avolta AG(a)	168	8,815
Best Buy Co., Inc.	317	27,972
Burlington Stores, Inc.(a)	100	26,719
Carvana Co.(a)	1,022	63,916
Dick’s Sporting Goods, Inc.(b)	98	13,160
Fast Retailing Co., Ltd.	290	129,984
H & M Hennes & Mauritz AB - Class B	668	10,632
Home Depot, Inc. (The)	1,580	449,494
Industria de Diseno Textil SA	1,728	105,032
Kingfisher PLC	2,636	11,638
Lowe’s Cos., Inc.	888	163,650
Nitori Holdings Co., Ltd.(b)	612	11,341
O’Reilly Automotive, Inc.(a)	1,313	112,143

Company	Shares	U.S. $ Value

Ross Stores, Inc.	496	$115,766
Sanrio Co., Ltd.(b)	1,518	11,451
TJX Cos., Inc. (The)	1,750	231,543
Tractor Supply Co.	831	26,002
Ulta Beauty, Inc.(a)	68	37,140
Williams-Sonoma, Inc.	187	42,625
Zalando SE(a)	317	8,110

		1,680,714

Textiles, Apparel & Luxury Goods – 0.3%
adidas AG	257	42,162
Asics Corp.	1,077	28,716
Cie Financiere Richemont SA (REG) - Class A	1,029	219,561
Deckers Outdoor Corp.(a)	220	17,191
Gildan Activewear, Inc.(b)	279	11,886
Hermes International SCA	54	81,444
Kering SA	113	28,481
LVMH Moet Hennessy Louis Vuitton SE	393	173,173
Moncler SpA	348	17,586
NIKE, Inc. - Class B	1,905	67,437
Pandora A/S	119	14,938
Swatch Group AG (The)	5	1,119
Tapestry, Inc.	320	36,813

		740,507

		11,986,261

Communication Services – 5.2%
Diversified Telecommunication Services – 0.6%
AST SpaceMobile, Inc.(a)(b)	414	24,368
AT&T, Inc.	11,010	268,644
BCE, Inc.(b)	492	10,015
BT Group PLC	9,082	23,081
Cellnex Telecom SA	757	19,230
Comcast Corp. - Class A	5,645	122,835
Deutsche Telekom AG (REG)	5,379	158,786
Elisa Oyj	225	9,235
HKT Trust & HKT Ltd. - Class H	5,407	8,329
Koninklijke KPN NV(b)	6,065	27,238
NTT, Inc.	47,779	52,176
Orange SA	2,950	45,785
Singapore Telecommunications Ltd.	11,651	38,658
Space Exploration Technologies Corp. - Class A(a)(b)	960	144,826
Swisscom AG (REG)	50	37,943
Telefonica SA	5,840	22,022
Telenor ASA	976	12,998
Telia Co. AB	3,738	16,399
Telstra Group Ltd.	6,178	20,660
TELUS Corp.	823	6,911
Verizon Communications, Inc.	6,616	303,476

		1,373,615

Entertainment – 0.6%
Capcom Co., Ltd.(b)	422	11,580
Konami Group Corp.(b)	153	20,792
Liberty Media Corp. - Class C(a)	338	31,231
Live Nation Entertainment, Inc.(a)	249	42,156
Netflix, Inc.(a)	6,598	459,089
Nexon Co., Ltd.(b)	503	8,395
Nintendo Co., Ltd.	1,734	87,293
ROBLOX Corp. - Class A(a)	958	40,590
Spotify Technology SA(a)	233	113,560
Take-Two Interactive Software, Inc.(a)	279	57,892
Toho Co., Ltd./Tokyo	808	7,965
Universal Music Group NV	1,675	26,973
Walt Disney Co. (The)	2,752	288,685
Warner Bros Discovery, Inc.(a)	3,774	116,805

		1,313,006

Company	Shares	U.S. $ Value

Interactive Media & Services – 3.6%
Alphabet, Inc. - Class A	9,297	$3,198,912
Alphabet, Inc. - Class C	7,407	2,523,861
LY Corp.	4,091	13,298
Meta Platforms, Inc. - Class A	3,480	2,523,626
REA Group Ltd.	78	8,498
Reddit, Inc. - Class A(a)(b)	186	26,494

		8,294,689

Media – 0.1%
AppLovin Corp. - Class A(a)	363	105,426
Charter Communications, Inc. - Class A(a)(b)	172	19,075
EchoStar Corp. - Class A(a)(b)	207	18,508
Fox Corp. - Class A	316	19,797
Fox Corp. - Class B	210	11,823
Informa PLC	1,996	22,846
News Corp. - Class A	573	16,417
Omnicom Group, Inc.	452	33,281
Publicis Groupe SA	363	38,917

		286,090

Wireless Telecommunication Services – 0.3%
Airtel Africa PLC(c)	1,210	4,794
KDDI Corp.	4,604	85,352
Millicom International Cellular SA	147	12,809
Rogers Communications, Inc. - Class B(b)	578	17,797
SoftBank Corp.	45,651	69,349
SoftBank Group Corp.	5,883	237,002
Tele2 AB - Class B(b)	814	13,213
T-Mobile US, Inc.	772	125,898
Vodafone Group PLC	28,278	45,864

		612,078

		11,879,478

Consumer Staples – 3.0%
Beverages – 0.6%
Anheuser-Busch InBev SA/NV	1,424	104,852
Asahi Group Holdings Ltd.	2,229	22,474
Carlsberg AS - Class B	149	19,199
Coca-Cola Co. (The)	6,136	528,187
Coca-Cola Europacific Partners PLC	316	32,140
Coca-Cola HBC AG(a)	318	18,326
Constellation Brands, Inc. - Class A	237	26,795
Davide Campari-Milano NV(b)	927	6,421
Diageo PLC	3,528	75,763
Heineken Holding NV	190	14,011
Heineken NV	426	33,655
Keurig Dr. Pepper, Inc.	2,156	65,413
Kirin Holdings Co., Ltd.	1,228	22,263
Monster Beverage Corp.(a)	2,247	93,520
PepsiCo, Inc.	2,163	274,095
Pernod Ricard SA	310	21,283
Suntory Beverage & Food Ltd.	196	5,621

		1,364,018

Consumer Staples Distribution & Retail – 1.0%
Aeon Co., Ltd.(b)	3,418	27,857
Alimentation Couche-Tard, Inc.(b)	1,091	59,405
Carrefour SA	933	16,828
Casey’s General Stores, Inc.	59	35,899
Coles Group Ltd.	2,128	34,495
Costco Wholesale Corp.	703	639,969
Dollar General Corp.	350	41,853
Dollar Tree, Inc.(a)	289	32,952
Empire Co., Ltd. - Class A	179	6,045
George Weston Ltd.	238	16,926
J Sainsbury PLC	2,637	11,512
Jeronimo Martins SGPS SA	449	9,097

Company	Shares	U.S. $ Value

Kesko Oyj - Class B	422	$11,114
Koninklijke Ahold Delhaize NV	1,397	50,388
Kroger Co. (The)	874	51,234
Loblaw Cos. Ltd.	871	38,068
Marks & Spencer Group PLC	3,275	16,693
Metro, Inc./CN(b)	299	18,898
Seven & i Holdings Co., Ltd.	2,941	37,071
Sysco Corp.	758	59,094
Target Corp.	720	112,817
Tesco PLC	9,933	61,691
Walmart, Inc.	6,935	720,685
Woolworths Group Ltd.	1,936	52,674

		2,163,265

Food Products – 0.4%
Ajinomoto Co., Inc.	1,356	44,083
Archer-Daniels-Midland Co.	764	60,646
Associated British Foods PLC(b)	446	10,946
Barry Callebaut AG (REG)(b)	4	5,233
Bunge Global SA	200	21,390
Chocoladefabriken Lindt & Spruengli AG	2	18,729
Danone SA	1,002	66,508
General Mills, Inc.	846	27,207
Hershey Co. (The)	235	37,038
Kerry Group PLC - Class A	252	24,305
Kikkoman Corp.(b)	1,075	11,222
Kraft Heinz Co. (The)	1,362	30,945
Lotus Bakeries NV	1	13,818
Magnum Ice Cream Co. NV (The)(a)(b)	776	13,766
McCormick & Co., Inc./MD	403	18,699
Mondelez International, Inc. - Class A	2,034	117,606
Mowi ASA	689	14,521
Nestle SA (REG)	4,212	382,129
Orkla ASA	1,132	10,887
Salmar ASA	107	6,358
Saputo, Inc.(b)	380	10,683
Tyson Foods, Inc. - Class A	447	22,587
WH Group Ltd. - Class H	12,198	10,251
Wilmar International Ltd.	2,537	7,135

		986,692

Household Products – 0.4%
Church & Dwight Co., Inc.	375	35,332
Colgate-Palmolive Co.	1,205	102,811
Essity AB - Class B	892	23,027
Henkel AG & Co. KGaA	144	10,964
Henkel AG & Co. KGaA (Preference Shares)	240	19,802
Kimberly-Clark Corp.(b)	526	51,248
Procter & Gamble Co. (The)	3,690	536,083
Reckitt Benckiser Group PLC	1,006	66,553
Unicharm Corp.	1,697	10,079

		855,899

Personal Care Products – 0.2%
Beiersdorf AG	143	12,411
Estee Lauder Cos., Inc. (The) - Class A	392	36,366
Kao Corp.	1,437	31,787
Kenvue, Inc.	3,042	53,722
L’Oreal SA	380	163,127
Shiseido Co., Ltd.(b)	634	13,960
Unilever PLC	3,414	207,649

		519,022

Tobacco – 0.4%
Altria Group, Inc.	2,646	178,182
British American Tobacco PLC	3,171	173,364
Imperial Brands PLC	1,155	37,451
Japan Tobacco, Inc.	1,743	76,839

Company	Shares	U.S. $ Value

Philip Morris International, Inc.	2,470	$471,326

		937,162

		6,826,058

Energy – 2.5%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	1,572	86,303
Halliburton Co.	1,324	42,103
SLB Ltd.	2,369	115,418
TechnipFMC PLC	632	42,925
Tenaris SA	510	14,102

		300,851

Oil, Gas & Consumable Fuels – 2.4%
Aker BP ASA	501	17,749
BP PLC	24,882	181,993
Cameco Corp.	690	59,820
Canadian Natural Resources Ltd.	3,289	154,680
Cenovus Energy, Inc.	2,072	64,410
Cheniere Energy, Inc.	324	87,166
Chevron Corp.	2,919	596,089
ConocoPhillips	1,930	241,539
Devon Energy Corp.	1,782	82,043
Diamondback Energy, Inc.	323	59,371
Enbridge, Inc.	3,460	160,826
ENEOS Holdings, Inc.	4,075	35,861
Eni SpA	2,879	78,298
EOG Resources, Inc.	844	116,269
EQT Corp.	966	46,909
Equinor ASA	1,042	43,467
Expand Energy Corp.	379	31,870
ExxonMobil Holdings Corp.	6,567	1,068,779
Galp Energia SGPS SA	619	15,785
Idemitsu Kosan Co., Ltd.(b)	1,163	11,749
Imperial Oil Ltd.	230	28,282
Inpex Corp.	1,397	32,557
Keyera Corp.	465	16,778
Kinder Morgan, Inc.	2,997	90,360
Marathon Petroleum Corp.	463	183,079
Neste Oyj	670	24,893
Occidental Petroleum Corp.	1,182	65,388
OMV AG	233	18,810
ONEOK, Inc.	1,032	87,999
Pembina Pipeline Corp.	921	41,114
Phillips 66	635	162,122
Repsol SA	1,752	59,443
Santos Ltd.	5,146	30,835
Shell PLC	9,552	452,601
Suncor Energy, Inc.	1,871	126,867
Targa Resources Corp.	332	89,743
TC Energy Corp.(b)	1,651	95,581
Texas Pacific Land Corp.(b)	93	30,302
TotalEnergies SE	3,073	263,906
Tourmaline Oil Corp.(b)	585	25,034
Valero Energy Corp.	471	182,564
Var Energi ASA	1,483	7,857
Whitecap Resources, Inc.(b)	1,923	23,768
Williams Cos., Inc. (The)	1,938	131,726
Woodside Energy Group Ltd.	3,012	66,883

		5,493,165

		5,794,016

Materials – 2.0%
Chemicals – 0.7%
Air Liquide SA	986	190,507
Air Products & Chemicals, Inc.	344	95,711
Akzo Nobel NV(b)	244	15,634

Company	Shares	U.S. $ Value

Asahi Kasei Corp.(b)	1,948	$20,525
BASF SE	1,379	78,295
CF Industries Holdings, Inc.	243	27,994
Corteva, Inc.	1,060	82,309
Crasus Chemical, Inc.	288	479
Dow, Inc.	1,142	31,451
DSM-Firmenich AG(a)	261	28,727
Ecolab, Inc.	401	110,107
Evonik Industries AG	406	9,370
ICL Group Ltd.	1,125	5,636
International Flavors & Fragrances, Inc.	394	32,891
Linde PLC	733	347,918
LyondellBasell Industries NV - Class A	409	23,505
Mitsubishi Chemical Group Corp.	1,941	14,449
Nippon Paint Holdings Co., Ltd.	1,502	11,261
Nippon Sanso Holdings Corp.	275	9,623
Nitto Denko Corp.	1,048	23,199
Novonesis Novozymes B - Class B	558	35,459
Nutrien Ltd.(b)	761	53,441
PPG Industries, Inc.	353	36,829
Resonac Holdings Corp.	288	27,467
Sherwin-Williams Co. (The)	361	116,700
Shin-Etsu Chemical Co., Ltd.	2,595	98,052
Syensqo SA(b)	110	9,658
Symrise AG	210	21,732
Toray Industries, Inc.	2,026	16,229
Yara International ASA	252	11,063

		1,586,221

Construction Materials – 0.2%
Amrize Ltd.(a)	789	29,501
Buzzi SpA(b)	126	5,330
CRH PLC	1,059	87,685
Heidelberg Materials AG	210	33,460
Holcim AG(a)	977	77,398
Martin Marietta Materials, Inc.	95	45,582
Vulcan Materials Co.	206	50,394

		329,350

Containers & Packaging – 0.1%
Amcor PLC	733	30,683
Ball Corp.	401	22,468
CCL Industries, Inc. - Class B	227	14,966
International Paper Co.	797	26,437
Packaging Corp. of America	141	32,326
Smurfit Westrock PLC	831	36,647

		163,527

Metals & Mining – 1.0%
Agnico Eagle Mines Ltd.(b)	804	147,224
Alamos Gold, Inc. - Class A	665	21,527
Anglo American PLC	1,680	89,960
Antofagasta PLC	547	27,080
ArcelorMittal SA	675	44,810
Barrick Mining Corp.	2,636	107,189
BHP Group Ltd.	8,052	340,578
Boliden AB	450	22,921
Coeur Mining, Inc.(b)	1,633	28,741
Endeavour Mining PLC	335	18,816
Equinox Gold Corp.	1,709	18,974
Evolution Mining Ltd.	3,218	29,201
First Quantum Minerals Ltd.(a)	1,091	29,307
Fortescue Ltd.	2,561	29,005
Franco-Nevada Corp.	306	72,847
Freeport-McMoRan, Inc.	2,278	159,460
Fresnillo PLC	292	10,500
Glencore PLC	14,879	108,972
Ivanhoe Mines Ltd. - Class A(a)(b)	1,243	10,210

Company	Shares	U.S. $ Value

JX Advanced Metals Corp.(b)	868	$19,706
Kinross Gold Corp.	1,880	45,311
Lundin Gold, Inc.	153	9,379
Lundin Mining Corp.(b)	1,085	25,868
Lynas Rare Earths Ltd.(a)(b)	1,435	13,776
Mitsui Kinzoku Co., Ltd.	860	12,513
Newmont Corp.	1,677	193,425
Nippon Steel Corp.	7,663	31,652
Norsk Hydro ASA	2,038	17,433
Northern Star Resources Ltd.	2,145	36,564
Nucor Corp.	352	82,280
Pan American Silver Corp.	661	30,069
PLS Group Ltd.	4,982	13,188
Reliance, Inc.	81	31,165
Rio Tinto Ltd.(b)	589	67,498
Rio Tinto PLC	1,690	158,535
South32 Ltd.	7,109	24,642
Steel Dynamics, Inc.	217	48,089
Sumitomo Metal Mining Co., Ltd.	380	23,496
Teck Resources Ltd. - Class B	748	49,248
Wheaton Precious Metals Corp.(b)	720	96,150

		2,347,309

Paper & Forest Products – 0.0%
Stora Enso Oyj - Class R(b)	874	10,015
Svenska Cellulosa AB SCA - Class B	940	11,288
UPM-Kymmene Oyj	836	23,475

		44,778

		4,471,185

Utilities – 1.4%
Electric Utilities – 0.9%
Acciona SA(b)	37	8,879
Alliant Energy Corp.	409	25,890
American Electric Power Co., Inc.	862	102,268
BKW AG	40	5,603
Chubu Electric Power Co., Inc.	1,051	18,107
CK Infrastructure Holdings Ltd. - Class H	958	7,960
CLP Holdings Ltd. - Class H	2,602	25,341
Constellation Energy Corp.	495	125,740
Contact Energy Ltd.	1,484	7,160
Duke Energy Corp.	1,235	140,802
Edison International	610	32,775
EDP SA	4,641	25,433
Elia Group SA/NV(b)	69	9,340
Emera, Inc.(b)	486	23,229
Endesa SA	495	23,229
Enel SpA	12,082	119,538
Entergy Corp.	739	73,353
Evergy, Inc.	365	28,631
Eversource Energy	596	38,239
Exelon Corp.	1,621	65,488
FirstEnergy Corp.	871	37,740
Fortis, Inc./Canada	807	42,625
Fortum Oyj	711	19,072
Hydro One Ltd.(b)(c)	523	18,636
Iberdrola SA	9,830	229,315
Kansai Electric Power Co., Inc. (The)	1,502	25,811
NextEra Energy, Inc.	3,305	250,321
NRG Energy, Inc.	318	30,417
Origin Energy Ltd.	2,730	20,775
PG&E Corp.	3,490	42,753
Power Assets Holdings Ltd. - Class H	2,195	16,672
PPL Corp.	1,192	39,205
Redeia Corp. SA(b)	643	10,719
Southern Co. (The)	1,786	148,042
SSE PLC	1,921	63,306

Company	Shares	U.S. $ Value

Terna - Rete Elettrica Nazionale	2,229	$23,200
Verbund AG	108	7,950
Xcel Energy, Inc.	989	69,705

		2,003,269

Gas Utilities – 0.1%
AltaGas Ltd.	494	18,140
APA Group	2,098	15,449
Atmos Energy Corp.	264	41,300
Hong Kong & China Gas Co., Ltd. - Class H	17,740	15,998
Italgas SpA	966	9,198
Naturgy Energy Group SA	653	21,536
Osaka Gas Co., Ltd.	516	18,817
Snam SpA	3,195	20,242
Tokyo Gas Co., Ltd.	464	18,235

		178,915

Independent Power and Renewable Electricity Producers – 0.1%
Brookfield Renewable Corp.(b)	222	6,266
EDP Renewables SA(b)	504	7,328
Enlight Renewable Energy Ltd.(a)	222	15,291
Meridian Energy Ltd.	2,098	6,485
OPC Energy Ltd.(a)	270	7,615
Orsted AS(a)	733	14,996
RWE AG	1,020	68,490
Vistra Corp.	534	73,879

		200,350

Multi-Utilities – 0.3%
Ameren Corp.	439	43,628
Canadian Utilities Ltd. - Class A	204	7,252
CenterPoint Energy, Inc.	1,037	38,162
Centrica PLC	7,320	14,339
CMS Energy Corp.	489	30,846
Consolidated Edison, Inc.	584	59,691
Dominion Energy, Inc.	1,441	87,209
DTE Energy Co.	330	40,194
E.ON SE	3,557	67,743
Engie SA	2,820	72,585
National Grid PLC	7,884	119,575
NiSource, Inc.	760	29,640
Public Service Enterprise Group, Inc.	790	53,199
Sempra	1,036	80,767
Veolia Environnement SA	941	32,757
WEC Energy Group, Inc.	516	52,002

		829,589

Water Utilities – 0.0%
American Water Works Co., Inc.	309	40,006
Severn Trent PLC	430	17,629
United Utilities Group PLC	1,177	21,997

		79,632

		3,291,755

Real Estate – 0.9%
Diversified REITs – 0.0%
CapitaLand Integrated Commercial Trust(a)	10,083	17,551
Covivio SA/France	84	4,288
Land Securities Group PLC	1,181	9,760
WP Carey, Inc.	353	22,815

		54,414

Health Care REITs – 0.1%
Ventas, Inc.	770	65,465
Welltower, Inc.	1,119	257,639

		323,104

Industrial REITs – 0.1%
CapitaLand Ascendas REIT(a)(b)	6,530	11,529
Goodman Group	3,159	59,215

Company	Shares	U.S. $ Value

Prologis, Inc.	1,477	$191,774
Segro PLC	1,931	23,688

		286,206

Office REITs – 0.0%
Gecina SA	70	4,919
Nippon Building Fund, Inc.(b)	12	9,059

		13,978

Real Estate Management & Development – 0.2%
Azrieli Group Ltd.	69	8,001
CapitaLand Investment Ltd./Singapore(b)	3,710	7,477
CBRE Group, Inc. - Class A(a)	464	59,610
CK Asset Holdings Ltd. - Class H	2,773	16,420
Daito Trust Construction Co., Ltd.(b)	450	9,010
Daiwa House Industry Co., Ltd.	1,776	24,716
Henderson Land Development Co., Ltd. - Class H	2,110	7,178
Hongkong Land Holdings Ltd.	1,522	12,221
Hulic Co., Ltd.	730	7,999
Mitsubishi Estate Co., Ltd.	1,679	38,073
Mitsui Fudosan Co., Ltd.	3,985	36,942
Sino Land Co., Ltd. - Class H	6,076	7,940
Sumitomo Realty & Development Co., Ltd.	964	19,477
Sun Hung Kai Properties Ltd. - Class H	2,066	28,330
Swiss Prime Site AG (REG)(a)	154	22,211
Vonovia SE	1,179	22,590
Wharf Real Estate Investment Co., Ltd. - Class H	2,406	9,312

		337,507

Residential REITs – 0.1%
Essex Property Trust, Inc.	102	27,478
Invitation Homes, Inc.	847	22,301
Mid-America Apartment Communities, Inc.	184	21,664
Sun Communities, Inc.(b)	195	21,602
Vivmark Residential	1,134	68,902

		161,947

Retail REITs – 0.1%
Kimco Realty Corp.	1,069	23,742
Klepierre SA	352	14,125
Link REIT - Class H	4,146	19,563
Realty Income Corp.	1,478	80,255
Regency Centers Corp.	261	18,761
Scentre Group	8,276	20,046
Simon Property Group, Inc.	514	103,191
Unibail-Rodamco-Westfield	172	17,287
Vicinity Ltd.	6,250	10,224

		307,194

Specialized REITs – 0.3%
American Tower Corp.	738	120,803
Crown Castle, Inc.	692	46,122
Digital Realty Trust, Inc.	586	102,861
Equinix, Inc.	156	157,807
Extra Space Storage, Inc.	335	44,056
Iron Mountain, Inc.	471	52,257
Public Storage	266	75,235
SBA Communications Corp.	168	26,900
VICI Properties, Inc.	1,732	39,784
Weyerhaeuser Co.	1,143	21,774

		687,599

		2,171,949

Total Common Stocks (cost $38,057,873)		143,050,535

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 34.4%
United States – 34.4%
U.S. Treasury Bonds
1.125%, 05/15/2040	U.S.$	909	$531,907
1.125%, 08/15/2040		753	435,563
1.25%, 05/15/2050		242	102,939
2.00%, 02/15/2050		304	159,182
2.25%, 08/15/2046		2,650	1,567,995
2.25%, 08/15/2049		287	160,630
2.25%, 02/15/2052		2,209	1,191,296
2.375%, 11/15/2049		584	334,601
2.375%, 05/15/2051		1,716	962,612
2.50%, 02/15/2045		212	135,670
2.50%, 05/15/2046		386	240,951
2.75%, 08/15/2047		254	163,070
2.875%, 05/15/2043		221	155,319
2.875%, 08/15/2045		37	25,286
2.875%, 11/15/2046		187	123,856
2.875%, 05/15/2049		313	201,197
2.875%, 05/15/2052		417	259,378
3.00%, 05/15/2045		265	183,761
3.00%, 02/15/2047		238	160,819
3.00%, 05/15/2047		409	275,958
3.00%, 02/15/2048		435	290,365
3.00%, 08/15/2048		792	525,708
3.00%, 02/15/2049		257	169,342
3.125%, 02/15/2043		487	357,043
3.50%, 02/15/2039		555	464,370
3.625%, 08/15/2043		1,177	919,876
3.625%, 05/15/2053		247	177,321
3.75%, 11/15/2043		194	154,025
4.00%, 11/15/2052		248	191,502
4.25%, 05/15/2039		134	120,211
4.25%, 08/15/2054		261	210,019
4.375%, 11/15/2039		502	453,471
4.375%, 08/15/2043		195	168,726
4.50%, 02/15/2036		693	658,416
4.50%, 08/15/2039		179	164,021
4.625%, 02/15/2055		267	228,581
4.625%, 11/15/2055		234	200,143
4.75%, 02/15/2037		279	268,528
4.75%, 05/15/2055		2,036	1,778,319
4.75%, 08/15/2055		585	511,040
4.75%, 02/15/2056		282	246,397
4.875%, 08/15/2045		4	3,634
5.00%, 05/15/2056		409	372,254
5.125%, 08/15/2056		162	150,331
5.25%, 11/15/2028		2,017	2,028,547
5.375%, 02/15/2031		359	363,050
5.50%, 08/15/2028		762	768,770
6.25%, 05/15/2030		374	388,687
U.S. Treasury Notes
0.625%, 05/15/2030		934	798,884
0.625%, 08/15/2030		572	483,717
0.75%, 01/31/2028		1,330	1,261,993
0.875%, 11/15/2030		566	478,933
1.00%, 07/31/2028		2,971	2,772,804
1.375%, 11/15/2031		1,087	906,118
1.50%, 02/15/2030		1,257	1,121,649
1.625%, 05/15/2031		247	212,648
1.875%, 02/15/2032		1,787	1,517,554
2.375%, 05/15/2029		171	159,991
2.75%, 02/15/2028		645	627,600
2.75%, 08/15/2032		949	834,990

	Principal Amount (000)		U.S. $ Value

2.875%, 05/15/2028	U.S.$	400	$388,260
2.875%, 05/15/2032		2,242	1,997,749
3.125%, 11/15/2028		912	879,699
3.125%, 08/31/2029		727	690,422
3.375%, 09/15/2028		3,602	3,501,756
3.375%, 05/15/2033		1,115	1,004,029
3.50%, 04/30/2028		794	778,404
3.50%, 02/15/2029		1,286	1,245,109
3.50%, 09/30/2029		832	797,940
3.50%, 02/15/2033		1,420	1,293,290
3.625%, 03/31/2028		1,209	1,188,299
3.625%, 08/15/2028		1,419	1,387,849
3.625%, 08/31/2029		807	777,268
3.75%, 12/31/2028		1,202	1,172,029
3.75%, 12/31/2030		503	478,046
3.875%, 03/15/2028		1,210	1,194,536
3.875%, 04/15/2029		278	270,920
3.875%, 05/15/2029		1,174	1,143,182
3.875%, 09/30/2032		520	486,484
3.875%, 08/15/2033		1,128	1,044,123
3.875%, 08/15/2034		868	792,590
4.00%, 06/30/2028		694	684,152
4.00%, 01/31/2029		561	549,605
4.00%, 07/31/2029		752	732,302
4.00%, 01/31/2033		1,158	1,086,530
4.00%, 02/15/2034		1,299	1,203,909
4.125%, 07/15/2029		988	966,388
4.125%, 11/15/2032		1,062	1,006,031
4.125%, 04/30/2033		2,245	2,116,263
4.25%, 06/30/2029		567	556,188
4.25%, 08/15/2029		1,665	1,633,001
4.25%, 03/31/2033		2,448	2,326,747
4.25%, 06/30/2033		433	410,504
4.25%, 11/15/2034		316	295,564
4.25%, 05/15/2035		1,037	965,427
4.25%, 08/15/2035		480	445,671
4.375%, 08/31/2028		1,306	1,293,873
4.375%, 11/30/2030		493	480,521
4.375%, 07/31/2033		1,333	1,272,182
4.375%, 05/15/2034		1,051	996,056
4.50%, 05/31/2029		1,211	1,197,088
4.50%, 08/31/2033		80	76,900
4.50%, 11/15/2033		1,206	1,157,483
4.625%, 09/30/2028		578	575,200
4.625%, 04/30/2029		1,925	1,910,508
4.625%, 02/15/2035		705	675,315
4.625%, 08/15/2036		329	313,033

Total Governments - Treasuries (cost $86,484,228)			78,319,993

AGENCIES – 0.7%
Agency Debentures – 0.7%
Federal Home Loan Banks 4.625%, 11/17/2026		800	800,144
Federal National Mortgage Association 6.625%, 11/15/2030		900	949,869

Total Agencies (cost $1,775,458)			1,750,013

	Notional Amount		U.S. $ Value

OPTIONS PURCHASED - PUTS – 0.7%
Options on Equity Indices – 0.7%
Euro STOXX 50 Price EUR Index Expiration: Aug 2027; Contracts: 780; Exercise Price: EUR 5,300.00; Counterparty: UBS AG(a)	EUR	4,134,000	$115,379
Euro STOXX 50 Price EUR Index Expiration: Aug 2027; Contracts: 180; Exercise Price: EUR 5,300.00; Counterparty: Goldman Sachs International(a)	EUR	954,000	26,626
FTSE 100 Index Expiration: Aug 2027; Contracts: 160; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(a)	GBP	1,472,000	31,374
FTSE 100 Index Expiration: Aug 2027; Contracts: 50; Exercise Price: GBP 9,200.00; Counterparty: Goldman Sachs International(a)	GBP	460,000	9,804
Nikkei 225 Index Expiration: Sep 2027; Contracts: 11,000; Exercise Price: JPY 52,250.00; Counterparty: UBS AG(a)	JPY	574,750,000	124,076
S&P 500 Index Expiration: Sep 2027; Contracts: 7,800; Exercise Price: USD 6,575.00; Counterparty: Morgan Stanley & Co., International PLC(a)	USD	51,285,000	1,267,980

Total Options Purchased - Puts (premium paid $1,539,821)			1,575,239

	Shares

RIGHTS – 0.0%
Financials – 0.0%
Capital Markets – 0.0%
Hologic, Inc. (CVR) (a)(d)(e) (cost $4)		407	4

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(a)(b)(d)(e) (cost $0)		52	-0-

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.70%(f)(g)(h) (cost $1,595,536)		1,595,536	1,595,536

Total Investments Before Security Lending Collateral for Securities Loaned – 99.3% (cost $129,452,920)			226,291,320

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%

Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.70%(f)(g)(h) (cost $1,129,197)		1,129,197	1,129,197

Total Investments – 99.8% (cost $130,582,117)(i)			227,420,517
Other assets less liabilities – 0.2%			420,840

Net Assets – 100.0%			$227,841,357

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	61	December 2026	$4,349,243	$7,298
FTSE 100 Index Futures	8	December 2026	1,130,738	(12,553)
Long Gilt Futures	27	December 2026	3,007,028	(69,613)
Micro S&P 500 E-Mini Futures	6	December 2026	231,465	(162)
MSCI Emerging Markets Index Futures	4	December 2026	342,200	(1,750)
Nikkei 225 (OSE) Futures	2	December 2026	850,437	12,425
OMXS 30 Index Futures	4	October 2026	130,780	1,808
S&P 500 E-Mini Futures	25	December 2026	9,654,270	(9,895)
U.S. T-Note 2 Yr (CBT) Futures	21	December 2026	4,269,399	(52,636)
U.S. Ultra Bond (CBT) Futures	15	December 2026	1,553,906	(113,344)
Sold Contracts
MSCI Singapore ETS Index Futures	1	October 2026	41,622	138
S&P/TSX 60 Index Futures	2	December 2026	583,241	7,491
SPI 200 Futures	5	December 2026	765,024	(399)
TOPIX Index Futures	3	December 2026	785,136	(12,912)
U.S. T-Note 5 Yr (CBT) Futures	8	December 2026	826,375	22,177
U.S. T-Note 10 Yr (CBT) Futures	67	December 2026	6,981,609	178,894

				$(43,033)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	932	GBP	694	10/15/2026	$(11,997)
Barclays Capital, Inc.	CAD	855	USD	616	10/08/2026	14,749
Barclays Capital, Inc.	CHF	433	USD	539	11/19/2026	18,205
Citibank NA	NZD	2,246	USD	1,313	10/09/2026	47,366
Citibank NA	GBP	509	USD	681	10/15/2026	5,834
Citibank NA	USD	590	GBP	444	10/15/2026	(1,426)
Deutsche Bank AG	GBP	3,039	USD	4,066	10/15/2026	36,596
Deutsche Bank AG	USD	638	JPY	97,855	10/21/2026	(15,275)
Goldman Sachs Bank USA	USD	3,301	CAD	4,596	10/08/2026	(70,221)
Goldman Sachs Bank USA	USD	1,281	NZD	2,246	10/09/2026	(15,185)
Goldman Sachs Bank USA	EUR	5,818	USD	6,793	11/19/2026	191,975
HSBC Bank USA	CAD	1,179	USD	853	10/08/2026	24,076
HSBC Bank USA	JPY	166,062	USD	1,048	10/21/2026	(8,811)
HSBC Bank USA	USD	2,283	NOK	21,118	11/18/2026	(90,778)
HSBC Bank USA	USD	973	CHF	794	11/19/2026	(18,070)
JPMorgan Chase Bank	USD	1,552	AUD	2,218	10/09/2026	(11,583)
JPMorgan Chase Bank	NOK	13,211	USD	1,398	11/18/2026	26,272
Morgan Stanley Bank NA	CAD	6,817	USD	4,823	10/08/2026	31,613
Morgan Stanley Bank NA	AUD	2,218	USD	1,537	10/09/2026	(2,642)
Morgan Stanley Bank NA	USD	1,016	SEK	9,713	11/18/2026	(43,371)
Morgan Stanley Bank NA	CHF	2,305	USD	2,876	11/19/2026	102,669
Morgan Stanley Bank NA	USD	1,100	EUR	957	11/19/2026	(14,153)
State Street Bank & Trust Co.	CAD	740	USD	523	10/08/2026	2,520
State Street Bank & Trust Co.	USD	427	CAD	601	10/08/2026	(4,888)
State Street Bank & Trust Co.	AUD	1,131	USD	794	10/09/2026	8,582
State Street Bank & Trust Co.	AUD	360	USD	250	10/09/2026	(291)
State Street Bank & Trust Co.	NZD	19	USD	11	10/09/2026	136
State Street Bank & Trust Co.	USD	597	AUD	841	10/09/2026	(13,359)
State Street Bank & Trust Co.	GBP	122	USD	164	10/15/2026	3,159
State Street Bank & Trust Co.	USD	951	GBP	707	10/15/2026	(13,959)
State Street Bank & Trust Co.	JPY	29,539	USD	188	10/21/2026	182
State Street Bank & Trust Co.	JPY	43,005	USD	271	10/21/2026	(2,373)
State Street Bank & Trust Co.	USD	293	JPY	46,045	10/21/2026	(93)
State Street Bank & Trust Co.	USD	234	NOK	2,232	11/18/2026	(2,164)
State Street Bank & Trust Co.	USD	614	SEK	5,915	11/18/2026	(21,939)
State Street Bank & Trust Co.	EUR	654	USD	764	11/19/2026	21,667
State Street Bank & Trust Co.	USD	28	CHF	22	11/19/2026	(1,004)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
UBS	USD	993	CAD	1,396	10/08/2026	$(11,917)

						$160,102

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2026, the aggregate market value of these securities amounted to $144,014 or 0.1% of net assets.

(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	Affiliated investments.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)

As of September 30, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $106,879,164 and gross unrealized depreciation of investments was $9,924,044, resulting in net unrealized appreciation of $96,955,120.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CVR – Contingent Value Rights

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers Automated Quotations

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

September 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	$109,944,014	$33,106,521	$-0-		$143,050,535
Governments - Treasuries	-0-	78,319,993	-0-		78,319,993
Agencies	-0-	1,750,013	-0-		1,750,013
Options Purchased - Puts	-0-	1,575,239	-0-		1,575,239
Rights	-0-	-0-	4		4
Warrants	-0-	-0-	-0-	(a)	-0-
Short-Term Investments	1,595,536	-0-	-0-		1,595,536
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,129,197	-0-	-0-		1,129,197

Total Investments in Securities	112,668,747	114,751,766	4	(a)	227,420,517
Other Financial Instruments(b):
Assets:
Futures	230,231	-0-	-0-		230,231
Forward Currency Exchange Contracts	-0-	535,601	-0-		535,601
Liabilities:
Futures	(273,264)	-0-	-0-		(273,264)
Forward Currency Exchange Contracts	-0-	(375,499)	-0-		(375,499)

Total	$112,625,714	$114,911,868	$4	(a)	$227,537,586

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2026 is as follows:

Fund	Market Value 12/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$729	$31,458	$30,591	$1,596	$52
AB Government Money Market Portfolio*	2,224	8,535	9,630	1,129	24
	$2,953	$39,993	$40,221	$2,725	$76

*	Investments of cash collateral for securities lending transactions.